Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity	EQUITY
Preferred Stock
The following table provides the number of preferred shares issued and outstanding, the liquidation value per share and the number of authorized preferred shares.
Table 83: Preferred Stock – Authorized, Issued and Outstanding

		Preferred Shares
December 31 Shares in thousands	Liquidation value per share	2019	2018
Authorized
$1 par value		20,000	20,000
Issued and outstanding
Series B	$40	1	1
Series O	$100,000	10	10
Series P	$100,000	15	15
Series Q	$100,000	5	5
Series R	$100,000	5	5
Series S	$100,000	5	5
Total issued and outstanding		41	41

The following table discloses information related to the preferred stock outstanding as of December 31, 2019.
Table 84: Terms of Outstanding Preferred Stock

Preferred Stock	Issue Date	Number of Depositary Shares Issued and Outstanding	Fractional Interest in a share of preferred stock represented by each Depositary Share	Dividend Dates (a)	Annual Per Share Dividend Rate	Optional Redemption Date (b)
Series B (c)	(c)	N/A	N/A	Quarterly from March 10th	$1.80	None
Series O (d)	July 27, 2011	1 million	1/100th	Semi-annually beginning on February 1, 2012 until August 1, 2021 Quarterly beginning on November 1, 2021	6.75% until August 1, 2021 3 Mo. LIBOR plus 3.678% per annum beginning on August 1, 2021	August 1, 2021
Series P (d)	April 24, 2012	60 million	1/4,000th	Quarterly beginning on August 1, 2012	6.125% until May 1, 2022 3 Mo. LIBOR plus 4.0675% per annum beginning on May 1, 2022	May 1, 2022
Series Q (d)	September 21, 2012 October 9, 2012	18 million 1.2 million	1/4,000th	Quarterly beginning on December 1, 2012	5.375%	December 1, 2017
Series R (d)	May 7, 2013	500,000	1/100th	Semi-annually beginning on December 1, 2013 until June 1, 2023 Quarterly beginning on September 1, 2023	4.85% until June 1, 2023 3 Mo. LIBOR plus 3.04% per annum beginning June 1, 2023	June 1, 2023
Series S (d)	November 1, 2016	525,000	1/100th	Semi-annually beginning on May 1, 2017 until November 1, 2026 Quarterly beginning on February 1, 2027	5.00% until November 1, 2026 3 Mo. LIBOR plus 3.30% per annum beginning November 1, 2026	November 1, 2026

(a)	Dividends are payable when, as, and if declared by our Board of Directors or an authorized committee of our Board of Directors.

(b)
Redeemable at our option on or after the date stated. With the exception of the Series B preferred stock, redeemable at our option within 90 days of a regulatory capital treatment event as defined in the designations.

(c)
Cumulative preferred stock. Holders of Series B preferred stock are entitled to 8 votes per share, which is equal to the number of full shares of common stock into which the Series B preferred stock is convertible. The Series B preferred stock was issued in connection with the consolidation of Pittsburgh National Corporation and Provident National Corporation in 1983.

(d)	Non-Cumulative preferred stock.

Each outstanding series of preferred stock other than the Series B contains restrictions on our ability to pay dividends and make other shareholder payments.  Subject to limited exceptions, if dividends are not paid on any such series of preferred stock, we cannot declare dividends on or repurchase shares of our common stock.  In addition, if we would like to repurchase shares of preferred stock, such repurchases must be on a pro rata basis with respect to all such series of preferred stock.
The following table provides the dividends per share for PNC's common and preferred stock.
Table 85: Dividends Per Share

December 31	2019	2018	2017
Common Stock	$4.20	$3.40	$2.60
Preferred Stock
Series B	$1.80	$1.80	$1.80
Series O	$6,750	$6,750	$6,750
Series P	$6,125	$6,125	$6,125
Series Q	$5,375	$5,375	$5,375
Series R	$4,850	$4,850	$4,850
Series S	$5,000	$5,000	$5,000

On January 2, 2020, we declared a quarterly common stock cash dividend of $1.15 per share payable on February 5, 2020.

Other Shareholders’ Equity Matters
At December 31, 2019, we had reserved approximately 83 million common shares to be issued in connection with certain stock plans.

On April 4, 2019, our Board of Directors approved the establishment of a new stock repurchase program authorization in the amount of 100 million shares of PNC common stock, which may be purchased on the open market or in privately negotiated transactions, effective July 1, 2019.  The previous 2015 authorization was terminated as of end of day on June 30, 2019. Under these program authorizations, we repurchased 25.9 million shares in 2019 and 19.9 million shares in 2018. A maximum amount of 86.1 million shares remained available for repurchase under the new stock program authorization at December 31, 2019. This program authorization will remain in effect until fully utilized or until modified, superseded or terminated.